Cash, Cash Equivalents and Short-term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents:
Cash	$ 896,505,000	$ 472,595,000
Cash equivalents:
Bank time deposits (matured within 3 months)	276,584,000	433,201,000
Money market funds	50,593,000	10,480,000
Total cash equivalents	327,177,000	443,681,000
Total cash and cash equivalents	1,223,682,000	916,276,000	199,826,000	513,980,000
Short-term investments:
Bank time deposits	942,856,000	951,963,000
Total cash, cash equivalents and short-term investments	2,166,538,000	1,868,239,000
Interest income	$ 43,900,000	$ 17,300,000	$ 17,000,000